[DECHERT LLP LETTERHEAD]

April 24, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	ING Investors Trust

(File Nos. 033-23512 and 811-05629)

Dear Ladies and Gentlemen:

Attached for filing via the EDGAR system is Post-Effective Amendment No. 112 to the Registration Statement of the above referenced registrant (“Registrant”). This Post-Effective Amendment is being filed in reliance on Rule 485(b) under the Securities Act of 1933 (the “1933 Act”) and shall become effective on April 30, 2013. This filing is being made for the purpose of adding a new series to the Registrant, updating the Registrant’s disclosures, and filing the required exhibits. This Post-Effective Amendment does not contain disclosure that would render it ineligible to become effective under Rule 485(b).

Please contact Paul A. Caldarelli at 480.477.2649 or the undersigned at 202.261.3386 if you have any questions.

Sincerely,

/s/ William J. Bielefeld

William J. Bielefeld

cc.	Paul A. Caldarelli, Esq.

ING U.S. Legal Services

Jeffrey S. Puretz, Esq.

Dechert LLP